Property, Equipment and Leasehold Improvements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements (Tables) [Line Items]
Schedule property, equipment and leasehold improvements
	(in thousands)
	March 31, 2022	December 31, 2021
Furniture/Fixtures	$404	$159
Computer equipment	3,301	708
Vehicles	106	106
Leasehold improvements	379	731
Subtotal	4,190	1,704
Less accumulated depreciation	(465)	(779)
Property, equipment and leasehold improvements, net	$3,725	$925

	(in thousands)
	December 31, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer equipment	708	306
Vehicles	106	106
Leasehold improvements	731	409
Subtotal	1,704	974
Less: Accumulated depreciation	(779)	(297)
Property, equipment and leasehold improvements, net	$925	$677